22. Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Provision For Contingencies
Schedule of provision for contingencies

The provision for contingencies is estimated by the Group’s management, supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2018	828	291	116	1,235
Additions	149	449	162	760
Payments	(41)	(328)	(84)	(453)
Reversals	(274)	(200)	(92)	(566)
Monetary restatement	(10)	66	23	79
Business combination	76	13	14	103
Exchange rate changes	2	-	-	2
Deconsolidation Via Varejo	111	28	6	145
Balance at December 31, 2019	841	319	145	1,305

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2017	637	331	139	1,107
Additions	387	997	362	1,746
Payments	(2)	(812)	(207)	(1,021)
Reversals	(158)	(597)	(262)	(1,017)
Monetary restatement	4	119	37	160
Liabilities related to assets held for sale and discontinued operations (see Note 33)	(40)	253	47	260
Balance at December 31, 2018	828	291	116	1,235

Schedule of judicial deposits	The Group has recorded judicial deposits as follows.
	2019	2018

Tax	242	237
Labor	474	463
Civil and other	79	76
Total	795	776

Schedule of guarantees
Lawsuits	Property and equipment		Letter of Guarantee		Total
	2019	2018	2019	2018	2019	2018

Tax	843	838	9,162	9,033	10,005	9,871
Labor	-	3	539	190	539	193
Civil and other	11	12	469	433	480	445
Total	854	853	10,170	9,656	11,024	10,509